Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Common Share [Abstract]
Earnings per common share
Numerator
	2013	2012	2011
Net loss attributable to Tsakos Energy Navigation Limited	(37,462)	$(49,263)	$(89,496)
Preferred share dividends	(3,676)	—	—
Net loss attributable to common stock holders	$ (41,138)	(49,263)	(89,496)

Denominator
Weighted average common shares outstanding	56,698,955	53,301,039	46,118,534

Basic and diluted loss per common share	$(0.73)	$(0.92)	$(1,94)